                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2003
                                                -----------------
 Check here if Amendment [ ]; Amendment Number:
                                                -----------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Cape Ann Savings Bank
          ---------------------------------------------
 Address:   109 Main Street
          ---------------------------------------------
            Gloucester, Mass 01930
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                           -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Richard P. Ciolino
          ---------------------------------------------
 Title:    Trust Investment Officer
          ---------------------------------------------
 Phone:    (978) 282-5744
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Richard P. Ciolino    Gloucester, MA 01930          May 1, 2003
 ------------------------ -----------------------------  ----------------
 [Signature]              [City, State]                  [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

Schedule 13F Worksheet

                                                                 As of 3/31/2003

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                             Market                Investment           Voting Authority
                                                              Value        Units     Powers       Full        Partial      None
AOL TIME WARNER INC       Common Stock      00184A105     $123,130.68    11338.00     FULL      11338.00        0.00       0.00
ABBOTT LABS               Common Stock      002824100     $838,439.73    22293.00     FULL      22293.00        0.00       0.00
AMERICAN INTL GROUP INC   Common Stock      026874107     $686,613.30    13885.00     FULL      13885.00        0.00       0.00
AUTOMATIC DATA
  PROCESSING INCOM        Common Stock      053015103     $276,032.35     8965.00     FULL       8965.00        0.00       0.00
BP P.L.C                  Foreign Stock     055622104     $324,040.23     8397.00     FULL       8397.00        0.00       0.00
BANK OF AMERICA
  CORPORATION COM         Common Stock      060505104     $457,051.92     6838.00     FULL       6838.00        0.00       0.00
BELLSOUTH CORP            Common Stock      079860102     $397,146.09    18327.00     FULL      18327.00        0.00       0.00
CARDINAL HEALTH INC       Common Stock      14149Y108     $226,170.90     3970.00     FULL       3970.00        0.00       0.00
CHEVRONTEXACO CORP        Common Stock      166764100     $290,278.50     4490.00     FULL       4490.00        0.00       0.00
CISCO SYS INC             Common Stock      17275R102     $430,079.32    33134.00     FULL      33134.00        0.00       0.00
CITIGROUP INC             Common Stock      172967101     $468,761.16    13607.00     FULL      13607.00        0.00       0.00
COCA COLA CO              Common Stock      191216100     $366,263.04     9048.00     FULL       9048.00        0.00       0.00
DELL COMPUTER CORP        Common Stock      247025109     $523,860.42    19182.00     FULL      19182.00        0.00       0.00
EMERSON ELEC CO           Common Stock      291011104     $218,360.25     4815.00     FULL       4815.00        0.00       0.00
EXXON MOBIL CORP          Common Stock      30231G102   $3,241,733.39    92753.46     FULL      92753.46        0.00       0.00
EXXON MOBIL CORP          Common Stock      30231G102     $558,780.60    15988.00     PARTIAL   15988.00        0.00       0.00
FPL GROUP INC             Common Stock      302571104     $314,509.41     5337.00     FULL       5337.00        0.00       0.00
FEDERAL NATL MTG ASSN     Common Stock      313586109     $478,165.95     7317.00     FULL       7317.00        0.00       0.00
FIFTH THIRD BANCORP       Common Stock      316773100   $1,406,116.40    27993.00     FULL      27993.00        0.00       0.00
GENERAL ELEC CO           Common Stock      369604103   $3,311,328.00   129856.00     FULL     129856.00        0.00       0.00
GENERAL ELEC CO           Common Stock      369604103     $961,783.50    37717.00     PARTIAL   34917.00        0.00    2800.00
GENERAL MLS INC           Common Stock      370334104     $352,602.55     7741.00     FULL       7741.00        0.00       0.00
HOME DEPOT INC            Common Stock      437076102     $367,446.24    15084.00     FULL      15084.00        0.00       0.00
INTEL CORP                Common Stock      458140100     $370,939.80    22785.00     FULL      22785.00        0.00       0.00
INTERNATIONAL BUSINESS
  MACHSCOM                Common Stock      459200101     $449,247.04     5728.00     FULL       5728.00        0.00       0.00
JOHNSON & JOHNSON         Common Stock      478160104   $1,120,710.42    19366.00     FULL      19366.00        0.00       0.00
KIMBERLY CLARK CORP       Common Stock      494368103     $305,718.50     6725.00     FULL       6725.00        0.00       0.00
MAGELLAN HEALTH
  SERVICES INC            Common Stock      559079108       $1,855.00    35000.00     FULL      35000.00        0.00       0.00
MARSH & MCLENNAN COS INC  Common Stock      571748102     $373,012.50     8750.00     FULL       8750.00        0.00       0.00
MAY DEPT STORES CO        Common Stock      577778103     $375,443.64    18876.00     FULL      18876.00        0.00       0.00
MEDTRONIC INC             Common Stock      585055106     $226,547.52     5021.00     FULL       5021.00        0.00       0.00
MERCK & CO INC            Common Stock      589331107     $734,380.68    13406.00     FULL      13406.00        0.00       0.00
MICROSOFT CORP            Common Stock      594918104     $555,135.30    22930.00     FULL      22930.00        0.00       0.00
MORGAN STANLEY            Common Stock      617446448     $382,924.75     9985.00     FULL       9985.00        0.00       0.00


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

                                                             Market                Investment           Voting Authority
                                                              Value        Units     Powers       Full        Partial      None
NOKIA CORP                Foreign Stock     654902204     $232,916.25    16625.00     FULL      16625.00        0.00       0.00
PEPSICO INC               Common Stock      713448108     $628,480.00    15712.00     FULL      15712.00        0.00       0.00
PFIZER INC                Common Stock      717081103   $1,378,113.32    44227.00     FULL      44227.00        0.00       0.00
PHARMACIA CORP            Common Stock      71713U102     $345,274.20     7974.00     FULL       7974.00        0.00       0.00
PROCTER & GAMBLE CO       Common Stock      742718109     $815,252.75     9155.00     FULL       9155.00        0.00       0.00
SBC COMMUNICATIONS INC    Common Stock      78387G103     $539,012.22    26870.00     FULL      26870.00        0.00       0.00
SUNLIFE FINANCIAL OF
  CANADA                  Common Stock      866796105     $272,460.24    14508.00     FULL      14508.00        0.00       0.00
3M CO                     Common Stock      88579Y101     $343,279.20     2640.00     FULL       2640.00        0.00       0.00
TRI CONTL CORP            Common Stock      895436103     $152,118.75    11875.00     PARTIAL   11875.00        0.00       0.00
UNITED TECHNOLOGIES CORP  Common Stock      913017109     $231,120.00     4000.00     FULL       4000.00        0.00       0.00
VERIZON COMMUNICATIONS    Common Stock      92343V104   $1,161,132.26    32846.74     FULL      32846.74        0.00       0.00
WACHOVIA CORP 2ND NEW     Common Stock      929903102   $1,028,266.67    30181.00     FULL      30181.00        0.00       0.00
WACHOVIA ""DEPS"" PFD"    Preferred Stock   929903201       $3,310.78    30098.00     FULL      30098.00        0.00       0.00
WAL MART STORES INC       Common Stock      931142103     $656,254.41    12613.00     FULL      12613.00        0.00       0.00
WELLS FARGO & CO NEW      Common Stock      949746101     $404,235.15     8985.00     FULL       8985.00        0.00       0.00
WYETH                     Common Stock      983024100     $936,877.04    24772.00     FULL      24772.00        0.00       0.00

                          Grand Total                  $34,646,474.00  1072383.20


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